Long term debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of long term debt

	December 31, 2019	December 31, 2018
Cost	$4,918	$2,227
Accumulated amortization	1,022	454
	$3,896	$1,773

	Note	December 31, 2019	December 31, 2018
Credit facilities	12(a)	$190,000	$194,918
Convertible debentures	12(b)	94,031	39,976
Mortgages	12(c)	21,739	19,900
Promissory notes	5(b)	14,648	42,937
Financing obligations	12(d)	15,435	—
Unamortized deferred financing costs	12(e)	(3,896)	(1,773)
		$331,957	$295,958
Less: current portion of long-term debt		(18,514)	(29,996)
		$313,443	$265,962

Schedule of line of credit facilities

	December 31, 2019	December 31, 2018
Company Credit Facility	$190,000	$192,000
Nuna Credit Facility	—	2,918
	$190,000	$194,918

Schedule of convertible debt
mounts outstanding under the Nuna Credit Facility as at December 31, 2019 are now included in investments in affiliates and joint ventures on the consolidated balance sheets (note 11).
b) Convertible debentures

	December 31, 2019	December 31, 2018
5.50% convertible debentures	$39,031	$39,976
5.00% convertible debentures	55,000	—
	$94,031	$39,976
The terms of the convertible debentures are summarized as follows:

	Date of issuance	Maturity	Conversion price	Share equivalence per $1000 debenture	Debt issuance costs
5.50% convertible debentures	March 15, 2017	March 31, 2024	$10.85	$92.1659	$2,133
5.00% convertible debentures	March 20, 2019	March 31, 2026	$26.25	$38.0952	$2,691